Leases - Schedule of Lease Items Recognized in Combined Statements of Financial Position (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Right-of-use assets
Right-of-use assets	¥ 2,794	$ 400	¥ 4,804	¥ 14,026
Lease liabilities
Current	1,469	210	1,254
Non-current	1,121	$ 160	3,298
Lease liabilities	2,590		4,552	14,090
Office Building [Member]
Right-of-use assets
Right-of-use assets	2,443		250	12,231
Lease liabilities
Lease liabilities	2,195		0	12,413
Charging stations [Member]
Right-of-use assets
Right-of-use assets	351		4,554	1,795
Lease liabilities
Lease liabilities	¥ 395		¥ 4,552	¥ 1,677